Document and Entity Information	Nov. 01, 2023
Document And Entity Information [Line Items]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Nov. 01, 2023
Entity Registrant Name	RENAISSANCERE HOLDINGS LTD
Entity Incorporation State Country Code	D0
Entity File Number	001-14428
Entity Tax Identification Number	98-0141974
Entity Address Address Line 1	Renaissance House
Entity Address Address Line 2	12 Crow Lane
Entity Address City Or Town	Pembroke
Entity Address Country	BM
Entity Address Postal Zip Code	HM 19
City Area Code	441
Local Phone Number	295-4513
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	On November 1, 2023, RenaissanceRe Holdings Ltd. (the “Company”) filed a Current Report on Form 8-K with the Securities and Exchange Commission (the “Original 8-K”), which reported that on November 1, 2023, the Company completed its previously announced acquisition (the “Validus Acquisition”) in accordance with the Stock Purchase Agreement, dated May 22, 2023, as amended, between the Company and American International Group, Inc., a Delaware corporation and NYSE-listed company (together with its affiliates and subsidiaries, “AIG”), pursuant to which, upon the terms and subject to the conditions thereof, the Company, or one of its subsidiaries, purchased, acquired and accepted from certain subsidiaries of AIG, all of their right, title and interest in the shares of Validus Holdings, Ltd. (“Validus Holdings”) and Validus Specialty, LLC (“Validus Specialty”). Substantially all of the assets of Validus Holdings is comprised of its equity interest in its wholly-owned subsidiary, Validus Reinsurance, Ltd. (“Validus Re”). The Company also acquired the renewal rights, records and customer relationships of the assumed treaty reinsurance business of Talbot Underwriting Limited, an affiliate of AIG, a specialty (re)insurance group operating within the Lloyd’s market. This amendment to the Original 8-K (“Amendment No. 1”) is being filed for the purpose of satisfying the Company’s undertaking to file the financial statements required by Item 9.01 of Form 8-K. This Amendment No. 1 should be read in conjunction with the Original 8-K. Except as set forth herein, no modifications have been made to information contained in the Original 8-K, and the Company has not updated any information therein to reflect events that have occurred since the date of the Original 8-K.
Entity Central Index Key	0000913144
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Shares, Par Value $1.00 per share
Trading Symbol	RNR
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series F 5.750% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRF
Security Exchange Name	NYSE
Depositary Shares, each representing a 1/1,000th interest in a Series G 4.20% Preference Share, Par Value $1.00 per share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a Series G 4.20% Preference Share, Par Value $1.00 per share
Trading Symbol	RNR PRG
Security Exchange Name	NYSE